Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Operating Expenses [Abstract]
Operating Expenses
For 2012, 2011 and 2010, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2012	2011	2010
Selling expenses	$1,105.5	$1,104.8	$1,226.6
General and administrative expenses:
Salaries and related benefits (1)	3,115.3	3,284.3	3,076.4
Other general and administrative expenses (2)	2,655.6	2,415.3	2,216.0
Total general and administrative expenses (3)	5,770.9	5,699.6	5,292.4
Total operating expenses	$6,876.4	$6,804.4	$6,519.0

(1)	In 2012, we recorded a severance charge of $37.0 million. In 2011, we recorded a charge of $137.0 million related to the voluntary early retirement program that we announced in July 2011.

(2)
In 2012, includes: $16.2 million of transaction and integration-related costs related to the proposed acquisition of Coventry and a litigation-related charge of $120.0 million. In 2010, includes: transaction-related costs of $66.2 million and litigation-related insurance proceeds of $156.3 million.

(3)	In 2010, we recorded severance and facilities charges $47.4 million.